UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3694

                    OPPENHEIMER GOLD & SPECIAL MINERALS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------
ENERGY--3.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Hercules Offshore, Inc. 1                             202,242    $    6,279,614
--------------------------------------------------------------------------------
OIL & GAS--3.0%
Cameco Corp.                                          385,100        14,083,107
--------------------------------------------------------------------------------
Paladin Resources Ltd. 1                            2,000,000         7,080,358
--------------------------------------------------------------------------------
SXR Uranium One, Inc. 1                               577,700         4,305,293
                                                                 ---------------
                                                                     25,468,758
INDUSTRIALS--1.0%
--------------------------------------------------------------------------------
MACHINERY--1.0%
Dynamic Materials Corp.                               257,456         8,346,724
MATERIALS--94.6%
--------------------------------------------------------------------------------
METALS & MINING--94.6%
Aber Diamond Corp.                                     60,000         1,915,200
--------------------------------------------------------------------------------
African Rainbow Minerals Ltd. 1                        30,726           271,320
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                             1,082,100        33,685,773
--------------------------------------------------------------------------------
Alamos Gold, Inc. 1                                 1,406,800        11,516,189
--------------------------------------------------------------------------------
Amerigo Resources Ltd.                              1,940,000         3,210,915
--------------------------------------------------------------------------------
Angang New Steel Co. Ltd.                           2,004,000         1,592,263
--------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR                 330,000        12,454,200
--------------------------------------------------------------------------------
Anvil Mining Ltd. 1                                   570,000         4,538,582
--------------------------------------------------------------------------------
Aquarius Platinum Ltd.                                916,541        14,612,419
--------------------------------------------------------------------------------
Aurelian Resources, Inc. 1                             20,000           532,319
--------------------------------------------------------------------------------
Aurizon Mines Ltd. 1                                1,240,000         3,294,833
--------------------------------------------------------------------------------
Avocet Mining plc 1                                 1,550,000         2,960,175
--------------------------------------------------------------------------------
Ballarat Goldfields NL 1                            2,332,000           296,380
--------------------------------------------------------------------------------
Barrick Gold Corp.                                  1,036,815        31,850,957
--------------------------------------------------------------------------------
Bema Gold Corp. 1                                   3,000,000        13,205,100
--------------------------------------------------------------------------------
BeMaX Resources NL 1                                6,000,000         1,256,403
--------------------------------------------------------------------------------
Bendigo Mining Ltd. 1                               2,200,000         2,255,061
--------------------------------------------------------------------------------
Breakwater Resources Ltd. 1                           271,100           252,242
--------------------------------------------------------------------------------
Canadian Royalties, Inc. 1                            235,000           399,463
--------------------------------------------------------------------------------
Centerra Gold, Inc. 1                               1,072,000        10,693,626
--------------------------------------------------------------------------------
Coeur d'Alene Mines Corp. 1                         2,483,800        11,698,698
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                       640,000        13,798,400
--------------------------------------------------------------------------------
Consolidated Minerals Ltd.                          1,894,018         2,470,323
--------------------------------------------------------------------------------
Constellation Copper Corp. 1                          500,000           715,724
--------------------------------------------------------------------------------
Crew Gold Corp. 1                                     830,000         1,418,296
--------------------------------------------------------------------------------
Cumberland Resources Ltd. 1                           300,000         1,583,538
--------------------------------------------------------------------------------
DRDGOLD Ltd., Sponsored ADR 1                       4,364,467         6,022,964
--------------------------------------------------------------------------------
Eldorado Gold Corp. 1                               3,976,000        17,252,158
--------------------------------------------------------------------------------
European Goldfields Ltd. 1                          1,042,300         3,394,294
--------------------------------------------------------------------------------
First Quantum Minerals Ltd.                           858,800        40,137,519
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B           300,400        15,999,304
--------------------------------------------------------------------------------
Frontera Copper Corp. 1                             1,072,600         4,721,263


                  1 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
METALS & MINING CONTINUED
--------------------------------------------------------------------------------
Fujian Zijin Mining Industry Co. Ltd.               2,000,000    $    1,000,700
--------------------------------------------------------------------------------
Gabriel Resources Ltd. 1                               30,000           122,657
--------------------------------------------------------------------------------
Gammon Lake Resources, Inc. 1                       1,504,800        17,165,019
--------------------------------------------------------------------------------
Glamis Gold Ltd. 1                                    617,200        24,336,196
--------------------------------------------------------------------------------
Glencairn Gold Corp. 1                                980,000           534,824
--------------------------------------------------------------------------------
Gold Fields Ltd., Sponsored ADR                       815,400        14,546,736
--------------------------------------------------------------------------------
Goldcorp, Inc.                                      1,230,000        29,028,000
--------------------------------------------------------------------------------
Golden Star Resources Ltd. 1                        4,795,000        13,090,350
--------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd.,
Sponsored ADR 1                                       652,000         8,430,360
--------------------------------------------------------------------------------
Hecla Mining Co. 1                                  3,089,800        17,735,452
--------------------------------------------------------------------------------
High River Gold Mines Ltd. 1                        5,134,800        10,244,334
--------------------------------------------------------------------------------
Highland Gold Mining Ltd. 1                           306,645           996,141
--------------------------------------------------------------------------------
IAMGOLD Corp.                                       2,822,300        23,961,327
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                         122,044        20,197,809
--------------------------------------------------------------------------------
Imperials Metals Corp. 1                              494,000         4,441,691
--------------------------------------------------------------------------------
Independence Group NL                               1,500,000         4,491,432
--------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                  150,000           939,000
--------------------------------------------------------------------------------
JSC Mining & Metallurgical Co.
Norilsk Nickel, ADR                                    86,000        11,180,000
--------------------------------------------------------------------------------
Kimberley Diamond Co. NL 1                          6,448,900         4,635,586
--------------------------------------------------------------------------------
Kingsgate Consolidated Ltd.                         1,650,000         5,669,050
--------------------------------------------------------------------------------
Kinross Gold Corp. 1                                2,508,890        31,411,303
--------------------------------------------------------------------------------
Lihir Gold Ltd. 1                                   7,046,000        14,878,952
--------------------------------------------------------------------------------
Lingbao Gold Co. Ltd., Cl. H                          380,000           326,837
--------------------------------------------------------------------------------
Lonmin plc                                            400,000        19,165,309
--------------------------------------------------------------------------------
Merafe Resources Ltd. 1                             3,736,400           308,027
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                 470,000        11,684,200
--------------------------------------------------------------------------------
Metallica Resources, Inc. 1,2                       1,559,600         4,744,030
--------------------------------------------------------------------------------
Metorex Ltd. 1                                        960,310         1,535,016
--------------------------------------------------------------------------------
Mincor Resources NL                                 3,000,000         3,107,905
--------------------------------------------------------------------------------
Murchison Metals Ltd. 1                               852,768           495,744
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                  848,800        14,315,856
--------------------------------------------------------------------------------
Newmont Mining Corp. (Holding Co.)                    240,105        10,264,489
--------------------------------------------------------------------------------
Northern Orion Resources, Inc. 1                    1,330,000         5,235,518
--------------------------------------------------------------------------------
NovaGold Resources, Inc. 1                            685,700        10,758,633
--------------------------------------------------------------------------------
Oceana Gold Ltd. 1                                  3,700,000         1,895,324
--------------------------------------------------------------------------------
Oxus Gold plc 1                                     2,905,298         1,006,347
--------------------------------------------------------------------------------
Pan American Silver Corp. 1                           668,541        13,063,291
--------------------------------------------------------------------------------
Perilya Ltd.                                        4,217,467         9,089,302
--------------------------------------------------------------------------------
Quadra Mining Ltd. 1                                  252,000         2,220,711
--------------------------------------------------------------------------------
Randgold Resources Ltd., ADR 1                      1,190,000        24,228,400
--------------------------------------------------------------------------------
Red Back Mining, Inc. 1                             1,020,000         3,193,916
--------------------------------------------------------------------------------
Resolute Mining Ltd. 1                              2,225,000         2,428,418
--------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd. 1                          500,000         1,118,318
--------------------------------------------------------------------------------
Royal Gold, Inc.                                      423,057        11,477,536
--------------------------------------------------------------------------------
Sally Malay Mining Ltd. 1                           2,436,492         2,323,880


                  2 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
METALS & MINING CONTINUED
--------------------------------------------------------------------------------
Scarborough Minerals plc 1                          2,066,115    $    1,934,239
--------------------------------------------------------------------------------
SEMAFO, Inc. 1                                      2,496,300         4,042,320
--------------------------------------------------------------------------------
Shore Gold, Inc. 1                                  1,056,400         5,377,693
--------------------------------------------------------------------------------
Silver Standard Resources, Inc. 1                     348,000         7,683,840
--------------------------------------------------------------------------------
Silver Wheaton Corp. 1                                972,700         9,128,717
--------------------------------------------------------------------------------
Silvercorp Metals, Inc. 1                             670,000         7,648,580
--------------------------------------------------------------------------------
Sino Gold Ltd. 1                                    1,550,000         4,868,972
--------------------------------------------------------------------------------
Stillwater Mining Co. 1                               425,000         3,570,000
--------------------------------------------------------------------------------
Straits Resources Ltd.                                950,000         2,832,143
--------------------------------------------------------------------------------
Taseko Mines Ltd. 1                                 2,707,700         5,821,555
--------------------------------------------------------------------------------
Titanium Metals Corp. 1                               220,000         5,561,600
--------------------------------------------------------------------------------
Yamana Gold, Inc.                                   4,220,100        38,887,971
--------------------------------------------------------------------------------
Zinifex Ltd.                                        1,550,000        13,506,466
                                                                 ---------------
                                                                    793,893,923
                                                                 ---------------
Total Common Stocks (Cost $732,912,945)                             833,989,019

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Nevsun Resources Ltd. Wts., Exp.
12/19/08 1  (Cost $117,814)                            70,000            18,985
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $733,030,759)          99.4%      834,008,004
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.6         4,905,277

                                                       -------------------------
NET ASSETS                                              100.0%   $  838,913,281
                                                       =========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES       GROSS        GROSS               SHARES
                            JUNE 30, 2006   ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2006
----------------------------------------------------------------------------------------
Metallica Resources, Inc.       1,559,600          --           --            1,559,600

                                                                               DIVIDEND
                                                             VALUE               INCOME
----------------------------------------------------------------------------------------
Metallica Resources, Inc.                               $4,744,030             $     --

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                         VALUE       PERCENT
--------------------------------------------------------------------------------
Canada                                           $    480,925,530          57.7%
United States                                         104,640,221          12.5
Australia                                              97,897,555          11.7
South Africa                                           57,743,468           6.9
United Kingdom                                         36,246,070           4.3
Jersey, Channel Islands                                25,224,541           3.0
Bermuda                                                14,612,419           1.8
Brazil                                                 13,798,400           1.7
Hong Kong                                               2,919,800           0.4
                                                --------------------------------
Total                                             $   834,008,004         100.0%
                                                ================================


                  3 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                  $   733,174,891
                                                                ================

Gross unrealized appreciation                                   $   150,110,287
Gross unrealized depreciation                                       (49,277,174)
                                                                ----------------
Net unrealized appreciation                                     $   100,833,113
                                                                ================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise


                  4 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual funds.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of September 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                EXPIRATION   CONTRACT AMOUNT            VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                 DATES            (000S)         SEPTEMBER 30, 2006   APPRECIATION
-------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)            10/3/06               339  AUD    $          252,780   $      1,793
Canadian Dollar (CAD)              10/2/06             1,133  CAD             1,014,000          5,914
                                                                                          -------------
Total unrealized appreciation                                                             $      7,707
                                                                                          =============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


                  5 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2006 was as follows:

                                   CALL OPTIONS               PUT OPTIONS
                             -----------------------   -------------------------
                             NUMBER OF     AMOUNT OF   NUMBER OF      AMOUNT OF
                             CONTRACTS      PREMIUMS   CONTRACTS       PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
June 30, 2006                    6,000   $   559,602      11,300   $  1,105,787
Options closed or expired       (6,000)     (559,602)     (7,535)      (756,788)
Options exercised                   --            --      (3,765)      (348,999)
                             ---------------------------------------------------
Options outstanding as of
September 30, 2006                  --   $        --          --   $         --
                             ===================================================

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  6 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006